Capitalized Software, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Research and Development [Abstract]
Capitalized Software, Net
7.	CAPITALIZED SOFTWARE, NET
Capitalized software, net consists of the following:

	September 30, 2022	December 31, 2021
Website costs	$4,120	$3,571
Development in process	3,066	2,294
Less: Accumulated amortization	(2,068)	(1,311)

Capitalized software, net	$5,118	$4,554

Total amortization
expense for capitalized software was $277 and $154 for the three months ended September 30, 2022 and 2021, respectively, and $757 and $454 for the nine months ended September 30, 2022 and 2021, respectively. Total amortization expense was included in Selling, general and administrative expense in the condensed consolidated statements of income and comprehensive income.

6. CAPITALIZED SOFTWARE, NET
Capitalized software, net consist of the following (in thousands):

	2021	2020
Website costs	$3,571	$2,522
Development in process	2,294	703
Less: accumulated amortization	(1,311)	(625)

	$4,554	$2,600

Total amortization expense for capitalized software was $687, $462, and $163 for the years ended December 31, 2021, 2020, and 2019 respectively.
The Company’s capitalized software is all held within the United States.